Right of use assets and related lease liabilities - Narrative (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) vessel	Jun. 30, 2020 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Income from subleasing right-of-use assets | $	$ 46,300	$ 109,300
Minimum lease payments | $	$ 734,083
Bareboat charter agreements variable rate
Disclosure of quantitative information about right-of-use assets [line items]
Number of vessels	19
Bareboat charger agreements fixed rate
Disclosure of quantitative information about right-of-use assets [line items]
Number of vessels	7
Leases 2 Handymax IFRS 16 | Handymax | Bareboat charter agreements fixed rate
Disclosure of quantitative information about right-of-use assets [line items]
Number of vessels	4